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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07733

                        Pioneer International Equity Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  March 31


Date of reporting period:  April 1, 2007 through September 30, 2007


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------






--------------------------------------------------------------------------------

                                     PIONEER
                                     -------
                                  INTERNATIONAL
                                     EQUITY
                                      FUND

                                      PIWEX
                                  Ticker Symbol


                                   Semiannual
                                     Report

                                     9/30/07


                                 [Logo] PIONEER
                                   Investments(R)

Table of Contents
--------------------------------------------------------------------------------
Letter to Shareowners                                                          2

Portfolio Management Discussion                                                4

Portfolio Summary                                                              8

Prices and Distributions                                                       9

Performance Update                                                            10

Comparing Ongoing Fund Expenses                                               14

Schedule of Investments                                                       16

Financial Statements                                                          27

Notes to Financial Statements                                                 35

Trustees, Officers and Service Providers                                      44

                                                                     President's


Dear Shareowner,
--------------------------------------------------------------------------------
Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. They were particularly useful guides during the past year, when an otherwise healthy long-term bull market was buffeted by problems in the mortgage and banking industries.

Since mid-year, issues tied to poor underwriting practices in the subprime sector of the mortgage industry and to problems with risk management by banks and hedge funds have resulted in increased market volatility and rising concern about risks to U.S. economic growth.

Even against this backdrop, the long-term performance of major asset classes remained positive. In the 12 months ending September 30, 2007, equity investors were generally rewarded as, despite several interim corrections, the Standard & Poor's 500 Index returned 16%, the Dow Jones Industrial Average returned 22%, and the NASDAQ Composite Index returned 20%. International developed and emerging markets equities performed even better, reflecting both a weakening dollar (which boosts returns for U.S. dollar-based investors) and strong local currency returns, with the MSCI EAFE Developed Market Index returning 25% and the MSCI Emerging Markets Index returning 59% over the same 12-month period. The U.S. bond market, as measured by the Lehman Aggregate Bond Index, returned 5% in the 12 months ending September 30, 2007. The U.S. high-yield bond market, as measured by the Merrill Lynch High Yield Bond Master II Index, returned 8% for the same period, reflecting its higher coupon yield.

U.S. economic growth has slowed in the past year, but this was due as much to the natural maturation of the cyclical expansion, as U.S. factories approached full utilization and the labor market approached full employment, as it was to rising commodity prices or short-term interest rates. This slowdown was, therefore, not entirely unwelcome, as it reduced the threat of higher inflation. More recently, however, there has been increasing concern that falling home prices, and/or disruptions in financial markets pose a larger threat to continuing economic growth. A weaker U.S. dollar has put upward pressure on some prices, but it has also benefited exporters and companies competing in the global marketplace.

Although U.S. economic growth has slowed, growth in the rest of the world remains relatively strong. In Europe, robust GDP growth driven by a positive operating environment for European companies, especially exporters, has driven unemployment lower and supported growing consumption, although concerns about the impact of the strong Euro are a persistent source of worry. Japanese economic growth continues, albeit at a muted rate, and the country's deflationary problems are gradually receding. Economic growth in

Letter


emerging market countries remains faster than in the developed world as they persist in "catching up," led by China, which continues its rise as a world economic power.

The U.S. Federal Reserve and the world's other central banks have pursued policies aimed at producing low and stable inflation, believed to be the best backdrop for steady economic growth and low average unemployment over the long term. Keeping inflation low is also an important support for stock and bond valuations, and so central bank policies have also been "investor friendly."

Looking forward, the economic outlook appears generally positive, although real estate prices, subprime mortgage defaults, and the possibility of a systemic liquidity/credit crunch all represent sources of risk. Central banks responded to this summer's liquidity squeeze in the inter-bank and commercial paper markets by acting as "lenders of last resort" and, in September 2007, the Fed cut rates to limit the risk of credit market problems spreading to the broader economy. While falling risk tolerances and reducing leverage may depress asset prices in the short term, valuations look reasonable if "Wall Street" problems do not spread to the broader "Main Street" economy.

Sudden swings in the markets are always to be expected. Just as staying diversified and invested are important investment principles, it is also important to pay attention to asset allocation. As always, we encourage you to work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is aligned to your particular risk tolerance and investment objective.

Respectfully,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer International Equity Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 9/30/07
--------------------------------------------------------------------------------

Foreign equity markets generated healthy returns during the six months ended September 30, 2007, despite a tumultuous July-August period when stocks prices dropped in markets around the globe. In the following interview, Christopher Smart, Director of International Investment at Pioneer and lead manager of Pioneer International Equity Fund, discusses the markets and the factors that affected performance of the Fund during the six months ended September 2007.

Q:  How did the Fund perform during the six months ended September 30, 2007?

A: Pioneer International Equity Fund's Class A shares produced a total return of 9.59%, at net asset value, during the six months. For the same period, the MSCI EAFE Index, a common benchmark for investments in foreign, developed nations, returned 9.05%, while the average return of the 222 funds in Lipper's International Large Cap Core Funds category was 10.13%.

    Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

    The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: What was the investment environment like during the six months ended September 2007?

A: Foreign stock market averages continued to climb as the period began in April 2007, with the European and emerging market stocks leading a broad-based global rally. Strong corporate earnings growth, propelled by the expansion of economies around the world drove most stock markets higher. However, the markets' momentum was abruptly interrupted in mid-summer when concerns about the health of U.S. and U.K. mortgage lenders spread to worries about global credit markets, triggering a sharp correction in stocks. When the U.S. Federal Reserve Board intervened in August and September 2007 by cutting key short-term rates, equity investors regained their enthusiasm, and stock prices resumed their rise.

Pioneer International Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    While we did not predict the timing of the market correction, we had become a bit worried about risks in the markets after stock averages had run up dramatically early in the summer. Accordingly, we pared back the Fund's exposure to emerging markets - notably Korea and China. However, when the markets stabilized again after the July-August corrections, we again increased the emerging markets exposure to about 8% of Fund assets. Economies in Europe, Japan and most emerging markets maintained their growth patterns in spite of the volatility, generating strong earnings that supported equity prices.

    We manage the Fund with a primary emphasis on fundamental stock analysis and security selection, tending not to place major emphasis on any sector or region. The portfolio tends to be a product of individual security selections rather than significant overweighted or underweighted sector positions. During the period, we did add to our investments in Latin America and initiated a position in America Movil, the Mexican-based wireless telecommunications service provider that is expanding across Latin America. We also established a new position in Nomura Real Estate Holding in Japan, based on our view of the likelihood of a recovery in Japanese real estate prices.

Q: What were some of the investments that most influenced performance during the six-month period ended September 30, 2007?

A: Strength in world commodity prices directly drove performance by three holdings. Shares of CVRD, the Brazilian mining company that is one of the world's largest producers of iron ore, generated a robust 83% return during the six months ended September 30, 2007 based on the strong outlook for iron ore prices, especially from rising demand by steel mills in China. Similarly, Rio Tinto, the British/Australian multi-national mining corporation, also turned in outstanding performance in the wake of rising mineral prices. The stock price of CNOOC, a Chinese oil and gas exploration and production company, appreciated by 98% as oil production increased and prices rose.

    Strong construction activity in China and the Middle East stimulated demand for heavy equipment, benefiting the Japanese heavy equipment manufacturer Komatsu, which had strong market presence in both regions. Komatsu's share price, which had

Pioneer International Equity Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 9/30/07                             (continued)
--------------------------------------------------------------------------------

    slipped earlier because of concerns about the influence of weakening home building activity in the United States, jumped by 60% during the six months ended September 30, 2007.

    Also making a strong contribution to results during the period was our investment in Nintendo, the Japanese company that is a major force in electronic games. Nintendo released a series of new video games and related products that boosted operating margins and profits.

    Overall, however, our positions in Japan tended to weigh on the portfolio's overall returns because of the slow recovery in Japan and the political uncertainty caused by the resignation of a relatively new prime minister. For example, the share price of Miziiho Financial Group, a banking institution, fell by 11% during the period, partly on worries about the company's exposure to the U.S. subprime mortgage market. We retained the investment, however, on the premise that concerns were exaggerated. Another Japanese company that held back Fund performance was Daiichi Sankyo, a pharmaceutical corporation. Its share price fell by 12% amid worries about its development pipeline of new drug products.

Q:  Did any European companies contribute to results?

A: Royal Dutch Shell bounced back from the effects of some operational difficulties as well as from doubts about its capital investment needs. The share price rose by 27% during the six months ended September 30, 2007 as it resolved its operational issues and solidified its competitive position in the global economy. The U.K.-based telecommunication services giant Vodafone also made a major contribution to results, with its stock price leaping by 39% as it focused on improving the profitability of its operations in Europe, the Far East, South Africa and the United States.

Q:  Were there any disappointments in Europe?

A: Yes, the problems in the real estate and credit markets had their effects on results from some holdings. The share price of the United Kingdom's Barclay's Bank declined by 12% during the period both because of uncertainties about its exposure to the subprime mortgage market in the United States and because of its losing battle to acquire Dutch bank ABN Amro. Ironically, the position in the Royal Bank of Scotland, leader of the group winning

Pioneer International Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    the bidding war for ABN Amro, also detracted from results. It was affected by concerns about its subprime mortgage exposure as well as questions about whether it was paying too much its acquisition. In addition, Persimmon, a major homebuilder in the United Kingdom, declined in value based on weakness in the housing market.

Q:  What is your investment outlook?

A: We see several positive influences that should maintain the momentum of the global economic expansion, despite persistent problems from the U.S. housing market. While it may have passed the worst of its crisis, the domestic housing industry continues to hold back the American economy, creating secondary effects in credit markets throughout the world. Nevertheless, several positive trends continue to drive growth throughout the world. The long-term economic fundamentals in Europe are healthy, and the outlook for Germany in particular continues to be optimistic. While the recovery in Japan has been stalled because of political issues, we think there is strong potential for improvement in corporate earnings in Japan. Meanwhile, the Chinese economy continues to grow rapidly with the economy expanding at more than 10% per year creating ripples that are affecting economies throughout the globe. Overall, many positive influences remain in place to drive the growth of the global economy and the profits of corporations in markets throughout the world.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries or sectors.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer International Equity Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 9/30/07
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED DOCUMENT.]

International Preferred Stocks                                              1.9%
U.S. Common Stocks                                                          4.2%
Temporary Cash Investment                                                   4.6%
International Common Stocks                                                83.9%
Depositary Receipts for International Stocks                                5.4%

Geographical Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED DOCUMENT.]

United Kingdom                                                             22.8%
Japan                                                                      22.4%
France                                                                      9.9%
Germany                                                                     8.6%
Switzerland                                                                 6.1%
Australia                                                                   4.1%
Brazil                                                                      3.2%
Netherlands                                                                 2.7%
Belgium                                                                     1.9%
Russia                                                                      1.8%
Singapore                                                                   1.8%
United States                                                               1.7%
Sweden                                                                      1.6%
Italy                                                                       1.5%
South Korea                                                                 1.5%
Norway                                                                      1.3%
People's Republic of China                                                  1.2%
Mexico                                                                      1.1%
Other (individually less than 1%)                                           4.8%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1. Royal Dutch Shell Plc                                                  3.29%
 2. Royal Bank of Scotland Group Plc                                       2.67
 3. CS Group                                                               2.56
 4. BNP Paribas SA                                                         2.56
 5. Toyota Motor Co.                                                       2.05
 6. Holcim, Ltd.                                                           1.93
 7. Siemens                                                                1.84
 8. Allianz AG                                                             1.83
 9. Mitsubishi Corp.                                                       1.81
10. Vodafone Group Plc                                                     1.73

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer International Equity Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

 Class                  9/30/07              3/31/07
 -----                  -------              -------
   A                    $27.32               $26.46
   B                    $24.56               $24.03
   C                    $24.20               $23.70
   Y                    $27.59               $26.67

Distributions Per Share
--------------------------------------------------------------------------------

                                                    4/1/07 - 9/30/07
                                                    ----------------
                          Net
                      Investment            Short-Term               Long-Term
 Class                  Income            Capital Gains            Capital Gains
 -----                ----------          -------------            -------------
   A                    $0.008               $0.3423                  $1.2614
   B                    $   -                $0.3423                  $1.2614
   C                    $   -                $0.3423                  $1.2614
   Y                    $0.039               $0.3423                  $1.2614

Pioneer International Equity Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 9/30/07                                        CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer International Equity Fund at public offering price, compared to that of the Morgan Stanley Capital International (MSCI) EAFE Index.

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED DOCUMENT.]

Value of $10,000 Investment

                    Pioneer International
                              Equity Fund                        MSCI EAFE Index
9/97                               $9,425                                $10,000
                                    7,814                                  9,192
9/99                               10,032                                 12,070
                                   12,103                                 12,484
9/01                                7,801                                  8,954
                                    6,480                                  7,587
9/03                                7,681                                  9,601
                                    9,879                                 11,763
9/05                               12,239                                 14,859
                                   14,346                                 17,779
9/07                               17,534                                 22,291

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of September 30, 2007)
                                   Net Asset                     Public Offering
Period                            Value (NAV)                      Price (POP)
 10 Years                            6.41%                            5.78%
 5 Years                            22.03                            20.59
 1 Year                             22.22                            15.18
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated August 1, 2007)
                                     Gross                            Net
                                     1.77%                           1.60%
--------------------------------------------------------------------------------

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 8/1/10 for Class A Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Morgan Stanley Capital International (MSCI) EAFE (Europe, Australasia, Far
East) Index is a commonly used measure of international growth stocks. Index returns are calculated monthly, assume reinvestment of dividends and unlike Fund returns, do not reflect any fees, expenses or sales charge. You cannot invest directly in an index.

Pioneer International Equity Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 9/30/07                                        CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer International Equity Fund, compared to that of the Morgan Stanley Capital International (MSCI) EAFE Index.

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED DOCUMENT.]

Value of $10,000 Investment

                    Pioneer International
                              Equity Fund                        MSCI EAFE Index
9/97                              $10,000                                $10,000
                                    8,221                                  9,192
9/99                               10,456                                 12,070
                                   12,501                                 12,484
9/01                                7,993                                  8,954
                                    6,578                                  7,587
9/03                                7,720                                  9,601
                                    9,842                                 11,763
9/05                               12,090                                 14,859
                                   14,049                                 17,779
9/07                               17,018                                 22,291

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of September 30, 2007)
                                      If                                   If
Period                               Held                               Redeemed
10 Years                             5.46%                                5.46%
5 Years                             20.94                                20.94
1 Year                              21.13                                17.13
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated August 1, 2007)
                                    Gross                                   Net
                                     2.56%                                 2.50%
--------------------------------------------------------------------------------

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 8/1/08 for Class B Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Morgan Stanley Capital International (MSCI) EAFE (Europe, Australasia, Far
East) Index is a commonly used measure of international growth stocks. Index returns are calculated monthly, assume reinvestment of dividends and unlike Fund returns, do not reflect any fees, expenses or sales charge. You cannot invest directly in an index.

Pioneer International Equity Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 9/30/07                                        CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer International Equity Fund, compared to that of the Morgan Stanley Capital International (MSCI) EAFE Index.

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED DOCUMENT.]

Value of $10,000 Investment

                    Pioneer International
                              Equity Fund                        MSCI EAFE Index
9/97                              $10,000                                $10,000
                                    8,208                                  9,192
9/99                               10,445                                 12,070
                                   12,470                                 12,484
9/01                                7,958                                  8,954
                                    6,516                                  7,587
9/03                                7,639                                  9,601
                                    9,711                                 11,763
9/05                               11,945                                 14,859
                                   13,871                                 17,779
9/07                               16,810                                 22,291

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of September 30, 2007)
                                      If                                   If
Period                               Held                               Redeemed
 10 Years                            5.33%                                5.33%
 5 Years                            20.87                                20.87
 1 Year                             21.19                                21.19
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated August 1, 2007)
                                    Gross                                 Net
                                     2.52%                               2.50%
--------------------------------------------------------------------------------

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 8/1/08 for Class C Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Morgan Stanley Capital International (MSCI) EAFE (Europe, Australasia, Far
East) Index is a commonly used measure of international growth stocks. Index returns are calculated monthly, assume reinvestment of dividends and unlike Fund returns, do not reflect any fees, expenses or sales charge. You cannot invest directly in an index.

Pioneer International Equity Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 9/30/07                                        CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer International Equity Fund, compared to that of the Morgan Stanley Capital International (MSCI) EAFE Index.

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED DOCUMENT.]

Value of $10,000 Investment

                    Pioneer International
                              Equity Fund                        MSCI EAFE Index
9/97                              $10,000                                $10,000
                                    8,292                                  9,192
9/99                               10,645                                 12,070
                                   12,843                                 12,484
9/01                                8,278                                  8,954
                                    6,876                                  7,587
9/03                                8,151                                  9,601
                                   10,494                                 11,763
9/05                               13,102                                 14,859
                                   15,438                                 17,779
9/07                               18,961                                 22,291

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of September 30, 2007)
                                      If                                   If
Period                               Held                               Redeemed
10 Years                             6.61%                                6.61%
5 Years                             22.49                                22.49
1 Year                              22.82                                22.82
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated August 1, 2007)
                                     Gross                                 Net
                                     1.04%                                1.04%
--------------------------------------------------------------------------------

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Class Y shares reflects in NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher then those of Class Y shares, the performance shown for Class Y shares prior to their inception would have been higher. Class Y shares are not subject to sales charge and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Morgan Stanley Capital International (MSCI) EAFE (Europe, Australasia, Far
East) Index is a commonly used measure of international growth stocks. Index returns are calculated monthly, assume reinvestment of dividends and unlike Fund returns, do not reflect any fees, expenses or sales charge. You cannot invest directly in an index.

Pioneer International Equity Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)   transaction costs, including sales charges (loads) on purchase payments

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.    Divide your account value by $1,000
      Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer International Equity Fund

Based on actual returns from April 1, 2007 through September 30, 2007.**

Share Class                           A              B              C              Y
----------------------------------------------------------------------------------------
Beginning Account Value           $1,000.00      $1,000.00      $1,000.00      $1,000.00
On 4/1/07

Ending Account Value              $1,095.90      $1,091.50      $1,091.50      $1,098.60
On 9/30/07

Expenses Paid During Period*      $    8.77      $   13.00      $   12.85      $    6.84

** Expenses are equal to the Fund's annualized expense ratio of 1.60%, 2.48%, 2.45%, and 1.30% for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Pioneer International Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer International Equity Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from April 1, 2007 through September 30, 2007.**

Share Class                           A              B              C              Y
----------------------------------------------------------------------------------------
Beginning Account Value           $1,000.00      $1,000.00      $1,000.00      $1,000.00
On 4/1/07

Ending Account Value              $1,016.70      $1,012.63      $1,012.78      $1,018.55
On 9/30/07

Expenses Paid During Period*      $    8.44      $   12.51      $   12.36      $    6.58

** Expenses are equal to the Fund's annualized expense ratio of 1.60%, 2.48%, 2.45% and 1.30% for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Pioneer International Equity Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/07 (unaudited)
--------------------------------------------------------------------------------

Shares                                                                     Value
               PREFERRED STOCKS - 2.0%
               Automobiles & Components - 1.0%
               Automobile Manufacturers - 1.0%
    2,848      Porsche AG                                           $  6,083,856
                                                                    ------------
               Total Automobiles & Components                       $  6,083,856
                                                                    ------------
               Utilities - 1.0%
               Multi-Utilities - 1.0%
   49,349      RWE AG                                               $  5,532,565
                                                                    ------------
               Total Utilities                                      $  5,532,565
                                                                    ------------
               TOTAL PREFERRED STOCKS
               (Cost $9,423,214)                                    $ 11,616,421
                                                                    ------------
               COMMON STOCKS - 94.7%
               Energy - 9.7%
               Integrated Oil & Gas - 7.2%
   57,916      Lukoil Holding (A.D.R.)                              $  4,812,820
  100,128      Petrobras Brasileiro (A.D.R.)                           6,478,282
  144,900      Repsol SA                                               5,188,745
  449,482      Royal Dutch Shell Plc                                  18,573,981
  207,770      Statoil ASA*(c)                                         7,073,716
                                                                    ------------
                                                                    $ 42,127,544
                                                                    ------------
               Oil & Gas Equipment & Services - 1.0%
   76,760      Sbm Offshore NV*                                     $  3,017,969
   32,806      Technip                                                 2,934,591
                                                                    ------------
                                                                    $  5,952,560
                                                                    ------------
               Oil & Gas Exploration & Production - 1.2%
4,014,490      CNOOC, Ltd.                                          $  6,684,246
                                                                    ------------
               Oil & Gas Refining & Marketing - 0.3%
   22,190      Petroplus Holdings AG*                               $  1,957,580
                                                                    ------------
               Total Energy                                         $ 56,721,930
                                                                    ------------
               Materials - 9.6%
               Commodity Chemicals - 0.1%
   74,150      Asahi Kasei Corp.                                    $    597,876
                                                                    ------------


16   The accompanying notes are an integral part of these financial statements.

Pioneer International Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                                     Value
               Construction Materials - 2.8%
   38,416      CRH Plc                                              $  1,523,868
   42,078      CRH Plc                                                 1,644,811
   98,788      Holcim, Ltd.                                           10,911,699
   13,600      Lafarge                                                 2,106,356
                                                                    ------------
                                                                    $ 16,186,734
                                                                    ------------
               Diversified Chemical - 0.5%
  822,060      UBE Industries, Ltd.*                                $  2,905,000
                                                                    ------------
               Diversified Metals & Mining - 5.7%
  247,556      Broken Hill Proprietary Co., Ltd.                    $  9,739,343
  178,682      Companhia Vale do Rio Doce (A.D.R.) (c)                 5,083,503
  209,090      Dowa Mining Co., Ltd.*                                  2,634,556
   56,960      Freeport-McMoRan Copper & Gold, Inc.
                 (Class B) (c)                                         5,974,534
   79,631      Rio Tinto Plc                                           6,825,229
  119,000      Sumitomo Metal Mining                                   2,868,570
                                                                    ------------
                                                                    $ 33,125,735
                                                                    ------------
               Industrial Gases - 0.4%
  297,000      Taiyo Nippon Sanso Corp.                             $  2,662,279
                                                                    ------------
               Steel - 0.1%
  157,000      Kobe Steel, Ltd.                                     $    583,700
                                                                    ------------
               Total Materials                                      $ 56,061,324
                                                                    ------------
               Capital Goods - 10.5%
               Building Products - 0.6%
   31,864      Compagnie de Saint Gobain                            $  3,320,205
                                                                    ------------
               Construction & Engineering - 0.1%
   33,600      Chiyoda Corp.*                                       $    602,998
                                                                    ------------
               Construction & Farm Machinery & Heavy Trucks - 1.5%
   70,120      Daewoo Heavy Industries & Machinery, Ltd.            $  4,396,150
  126,090      Komatsu, Ltd.                                           4,213,578
                                                                    ------------
                                                                    $  8,609,728
                                                                    ------------
               Electrical Component & Equipment - 0.4%
  145,910      Sumitomo Electric, Inc.                              $  2,322,556
                                                                    ------------


  The accompanying notes are an integral part of these financial statements.  17

Pioneer International Equity Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/07 (unaudited)                          (continued)
--------------------------------------------------------------------------------

Shares                                                                     Value
               Heavy Electrical Equipment - 0.7%
  328,000      Mitsubishi Electric Corp.                            $  4,100,745
                                                                    ------------
               Industrial Conglomerates - 3.2%
  494,490      Keppel Corp.                                         $  4,771,070
  330,340      Hutchinson Whampoa, Ltd.                                3,531,538
   75,428      Siemens                                                10,370,864
                                                                    ------------
                                                                    $ 18,673,472
                                                                    ------------
               Industrial Machinery - 1.6%
  169,388      AB SKF                                               $  3,571,442
   31,100      Fanuc, Ltd.                                             3,167,667
  542,940      IHI Corp.*                                              1,699,803
   53,700      Nabtesco Corp.                                            875,300
                                                                    ------------
                                                                    $  9,314,212
                                                                    ------------
               Trading Companies & Distributors - 2.4%
  325,010      Mitsubishi Corp.                                     $ 10,226,944
  237,390      WOLSELEY                                                4,011,791
                                                                    ------------
                                                                    $ 14,238,735
                                                                    ------------
               Total Capital Goods                                  $ 61,182,651
                                                                    ------------
               Commercial Services & Supplies - 0.3%
               Office Services & Supplies - 0.3%
  149,107      Corporate Express*                                   $  1,628,757
                                                                    ------------
               Total Commercial Services & Supplies                 $  1,628,757
                                                                    ------------
               Transportation - 2.2%
               Air Freight & Couriers - 0.7%
   13,614      Panalpina Welttransport Holding AG                   $  2,269,217
   37,096      TNT NV                                                  1,555,235
                                                                    ------------
                                                                    $  3,824,452
                                                                    ------------
               Airlines - 0.3%
  272,050      Ryanair Holdings Plc                                 $  1,939,268
                                                                    ------------
               Railroads - 1.2%
      867      East Japan Railway Co.                               $  6,839,830
                                                                    ------------
               Total Transportation                                 $ 12,603,550
                                                                    ------------


18  The accompanying notes are an integral part of these financial statements.

Pioneer International Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                                     Value
                   Automobiles & Components - 3.0%
                   Automobile Manufacturers - 2.4%
450,660            Isuzu Motors, Ltd.*                              $  2,569,779
197,590            Toyota Motor Co.                                   11,579,514
                                                                    ------------
                                                                    $ 14,149,293
                                                                    ------------
                   Tires & Rubber - 0.6%
 14,820            Compagnie Generale des Etablissements
                     Michelin*                                      $  1,993,343
 10,730            Continental AG                                      1,484,186
                                                                    ------------
                                                                    $  3,477,529
                                                                    ------------
                   Total Automobiles & Components                   $ 17,626,822
                                                                    ------------
                   Consumer Durables & Apparel - 2.4%
                   Consumer Electronics - 1.3%
 69,810            Sony Corp.                                       $  3,360,553
 55,754            TomTom NV*(c)                                       4,332,134
                                                                    ------------
                                                                    $  7,692,687
                                                                    ------------
                   Homebuilding - 1.1%
177,102            Persimmon Plc                                    $  3,490,742
552,300            Taylor Wimpey Plc                                   3,107,147
                                                                    ------------
                                                                    $  6,597,889
                                                                    ------------
                   Total Consumer Durables & Apparel                $ 14,290,576
                                                                    ------------
                   Consumer Services - 0.4%
                   Hotels, Resorts & Cruise Lines - 0.4%
 54,209            Carnival Corp.                                   $  2,625,342
                                                                    ------------
                   Total Consumer Services                          $  2,625,342
                                                                    ------------
                   Media - 2.3%
                   Broadcasting & Cable TV - 1.4%
158,480            British Sky Broadcasting Plc*                    $  2,241,996
244,980            Eutelsat Communications                             6,078,423
                                                                    ------------
                                                                    $  8,320,419
                                                                    ------------
                   Movies & Entertainment - 0.6%
 76,047            Vivendi SA                                       $  3,209,419
                                                                    ------------


 The accompanying notes are an integral part of these financial statements.   19

Pioneer International Equity Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/07 (unaudited)                        (continued)
--------------------------------------------------------------------------------

Shares                                                                     Value
                      Publishing - 0.3%
133,070               Reed Elsevier Plc                             $  1,680,668
                                                                    ------------
                      Total Media                                   $ 13,210,506
                                                                    ------------
                      Retailing - 0.5%
                      Department Stores - 0.5%
295,848               J Front Retailing Co., Inc.*                  $  2,913,615
                                                                    ------------
                      Total Retailing                               $  2,913,615
                                                                    ------------
                      Food & Drug Retailing - 1.2%
                      Food Retail - 1.2%
536,150               Tesco Plc                                     $  4,776,375
384,000               William Morrison Supermarkets*                   2,207,077
                                                                    ------------
                                                                    $  6,983,452
                                                                    ------------
                      Total Food & Drug Retailing                   $  6,983,452
                                                                    ------------
                      Food, Beverage & Tobacco - 4.8%
                      Brewers - 2.7%
 46,950               Inbev NV                                      $  4,268,851
227,640               Kirin Holdings Co., Ltd.                         3,007,760
300,527               South African Breweries Plc                      8,512,113
                                                                    ------------
                                                                    $ 15,788,724
                                                                    ------------
                      Packaged Foods & Meats - 1.1%
169,250               Ajinomoto Co., Inc.                           $  2,117,787
145,310               Unilever NV                                      4,485,006
                                                                    ------------
                                                                    $  6,602,793
                                                                    ------------
                      Tobacco - 1.0%
161,128               British American Tobacco Plc                  $  5,769,144
                                                                    ------------
                      Total Food, Beverage & Tobacco                $ 28,160,661
                                                                    ------------
                      Household & Personal Products - 0.8%
                      Household Products - 0.8%
 71,670               Kao Corp.                                     $  2,137,925
 44,037               Reckitt Benckiser Plc                            2,611,278
                                                                    ------------
                                                                    $  4,749,203
                                                                    ------------
                      Total Household & Personal Products           $  4,749,203
                                                                    ------------


20  The accompanying notes are an integral part of these financial statements.

Pioneer International Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                                     Value
                      Health Care Equipment & Services - 0.8%
                      Health Care Equipment - 0.1%
    5,008             Synthes, Inc.                                $    561,139
                                                                   ------------
                      Health Care Facilities - 0.1%
   60,900             Southern Cross Healthcare, Ltd.*             $    635,784
                                                                   ------------
                      Health Care Services - 0.6%
   66,605             Fresenius Medical Care AG                    $  3,542,755
                                                                   ------------
                      Total Health Care Equipment & Services       $  4,739,678
                                                                   ------------
                      Pharmaceuticals & Biotechnology - 4.9%
                      Pharmaceuticals - 4.9%
  162,399             Astrazeneca Plc                              $  8,121,642
  108,950             Bristol-Myers Squibb Co.                        3,139,939
   27,784             Roche Holdings AG                               5,039,027
   19,472             Shire Pharmaceuticals Group Plc (A.D.R.)        1,440,539
   59,807             Shire Plc                                       1,476,885
   85,500             Takeda Chemical Industries                      6,009,218
   61,788             UCB SA                                          3,651,707
                                                                   ------------
                                                                   $ 28,878,957
                                                                   ------------
                      Total Pharmaceuticals & Biotechnology        $ 28,878,957
                                                                   ------------
                      Banks - 15.4%
                      Diversified Banks - 15.4%
  625,028             Barclays Plc                                 $  7,603,276
  132,250             BNP Paribas SA                                 14,463,565
   82,185             Commonwealth Bank of Australia                  4,106,507
  356,620             Development Bank of Singapore, Ltd.             5,160,320
   97,230             Dexia                                           2,946,463
  666,553             Intesa Sanpaolo                                 5,146,367
   46,460             Kookmin Bank (A.D.R.)*                          3,809,255
        -             Mitsubishi UFJ Financial Group, Inc.                1,819
    1,438             Mizuho Financial Group, Inc.                    8,158,275
  136,130             National Australia Bank, Ltd.                   4,789,458
1,403,917             Royal Bank of Scotland Group Plc               15,058,602
   46,785             Societe Generale                                7,845,870


 The accompanying notes are an integral part of these financial statements.   21

Pioneer International Equity Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/07                                    (continued)
--------------------------------------------------------------------------------

Shares                                                                     Value
                   Diversified Banks - (continued)
 48,696            Uniao de Bancos Brasileiros S.A. (Unibanco)
                     (G.D.R.) (144A)                               $  6,405,959
180,114            Westpac Banking Corp.                              4,548,463
                                                                   ------------
                                                                   $ 90,044,199
                                                                   ------------
                   Total Banks                                     $ 90,044,199
                                                                   ------------
                   Diversified Financials - 4.7%
                   Asset Management & Custody Banks - 0.5%
241,809            Man Group Plc                                   $  2,733,222
                                                                   ------------
                   Diversified Capital Markets - 3.2%
217,958            CS Group                                        $ 14,468,325
 33,171            Deutsche Bank AG                                   4,274,256
                                                                   ------------
                                                                   $ 18,742,581
                                                                   ------------
                   Investment Banking & Brokerage - 1.0%
196,960            ICAP Plc*                                       $  2,127,197
221,830            Nomura Securities Co., Ltd.                        3,695,889
                                                                   ------------
                                                                   $  5,823,086
                                                                   ------------
                   Total Diversified Financials                    $ 27,298,889
                                                                   ------------
                   Insurance - 4.4%
                   Multi-Line Insurance - 3.5%
 44,160            Allianz AG                                      $ 10,318,031
218,409            Aviva Plc                                          3,284,831
149,443            AXA                                                6,669,940
                                                                   ------------
                                                                   $ 20,272,802
                                                                   ------------
                   Property & Casualty Insurance - 0.9%
460,980            Mitsui Sumitomo Insurance Co.                   $  5,398,737
                                                                   ------------
                   Total Insurance                                 $ 25,671,539
                                                                   ------------
                   Real Estate - 1.2%
                   Real Estate Management & Development - 1.2%
    580            Kenedix, Inc.*                                  $  1,007,860
189,030            Mitsui Fudosan Co.                                 5,224,119
 18,800            Nomura Real Estate Holdings                          547,926
                                                                   ------------
                                                                   $  6,779,905
                                                                   ------------
                   Total Real Estate                               $  6,779,905
                                                                   ------------


22  The accompanying notes are an integral part of these financial statements.

Pioneer International Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                                     Value
                  Software & Services - 1.5%
                  Home Entertainment Software - 0.9%
   10,100         Nintendo Corp., Ltd.                              $  5,216,660
                                                                    ------------
                  IT Consulting & Other Services - 0.6%
   37,895         Atos Origin*                                      $  2,205,933
   25,500         Cap Gemini SA*                                       1,570,906
                                                                    ------------
                                                                    $  3,776,839
                                                                    ------------
                  Total Software & Services                         $  8,993,499
                                                                    ------------
                  Technology Hardware & Equipment - 3.0%
                  Communications Equipment - 1.0%
1,409,078         Ericsson LM                                       $  5,644,541
                                                                    ------------
                  Computer Hardware - 0.4%
  249,390         Toshiba Corp.                                     $  2,320,382
                                                                    ------------
                  Electronic Equipment & Instruments - 0.8%
   85,360         Fuji Photo Film Co., Ltd.                         $  3,927,942
   43,520         Nippon Electric Glass Co., Ltd.                        698,949
                                                                    ------------
                                                                    $  4,626,891
                                                                    ------------
                  Office Electronics - 0.8%
   87,980         Canon, Inc.                                       $  4,771,077
                                                                    ------------
                  Total Technology Hardware & Equipment             $ 17,362,891
                                                                    ------------
                  Semiconductors - 1.1%
                  Semiconductor Equipment - 0.3%
   24,730         Tokyo Electron, Ltd.                              $  1,561,953
                                                                    ------------
                  Semiconductors - 0.8%
  332,885         Hon Hai Precision Industry (G.D.R.)*              $  4,934,981
                                                                    ------------
                  Total Semiconductors                              $  6,496,934
                                                                    ------------
                  Telecommunication Services - 6.7%
                  Alternative Carriers - 1.6%
1,033,596         Inmarsat Plc                                      $  9,577,930
                                                                    ------------
                  Integrated Telecommunication Services - 1.0%
  110,840         Hellenic Telekom Organization*                    $  4,105,602
  220,760         Telekomunikacja Polska SA                            1,757,155
                                                                    ------------
                                                                    $  5,862,757
                                                                    ------------


 The accompanying notes are an integral part of these financial statements.   23

Pioneer International Equity Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/07 (unaudited)                        (continued)
--------------------------------------------------------------------------------

Shares                                                                     Value
                  Wireless Telecommunication Services - 4.1%
    97,990        America Movil Series L (A.D.R.)                   $  6,271,360
       367        KDDI Corp.                                           2,718,438
    74,708        Mobile Telesystems (A.D.R.)*                         5,178,011
 2,692,790        Vodafone Group Plc                                   9,750,147
                                                                    ------------
                                                                    $ 23,917,956
                                                                    ------------
                  Total Telecommunication Services                  $ 39,358,643
                                                                    ------------
                  Utilities - 3.2%
                  Electric Utilities - 1.7%
    38,996        E.On AG                                           $  7,217,012
   274,000        Enel S.p.A.                                          3,099,226
                                                                    ------------
                                                                    $ 10,316,238
                                                                    ------------
                  Gas Utilities - 0.3%
   450,500        Osaka Gas Co., Ltd.                               $  1,580,338
                                                                    ------------
                  Multi-Utilities - 1.2%
   229,920        National Grid Plc                                 $  3,684,631
    55,840        Suez Lyonnaise des Eaux                              3,290,269
                                                                    ------------
                                                                    $  6,974,900
                                                                    ------------
                  Total Utilities                                   $ 18,871,476
                                                                    ------------
                  TOTAL COMMON STOCKS
                  (Cost $446,450,471)                               $553,254,999
                                                                    ------------
                  TEMPORARY CASH INVESTMENTS - 4.7%
                  Repurchase Agreement - 3.1%
18,200,000        UBS Warburg, Inc., 3.85%, dated 9/28/07,
                  repurchase price of $18,200,000 plus
                  accrued interest on 10/1/07 collateralized
                  by $18,380,000 U.S. Treasury Bill,
                  4.875%, 8/31/08                                   $ 18,200,000
                                                                    ------------
                  Security Lending Collateral - 1.6%
 9,208,312        Securities Lending Investment Fund, 5.24%         $  9,208,312
                                                                    ------------
                  TOTAL TEMPORARY CASH INVESTMENTS
                  (Cost $27,408,312)                                $ 27,408,312
                                                                    ------------
                  TOTAL INVESTMENT IN SECURITIES - 101.4%
                  (Cost $483,281,997) (a) (b)                       $592,279,732
                                                                    ------------


24  The accompanying notes are an integral part of these financial statements.

Pioneer International Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                                     Value
           OTHER ASSETS AND LIABILITIES - (1.4)%                    $ (8,213,397)
                                                                    ------------
           TOTAL NET ASSETS - 100.0%                                $584,066,335
                                                                    ============

*        Non-income producing security.

(A.D.R.) American Depositary Receipt.

(G.D.R.) Global Depositary Receipt.

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At September 30, 2007, the value of these securities amounted to $6,405,959 or 1.1% of net assets.

(a) At September 30, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $483,750,096 was as follows:

         Aggregate gross unrealized gain for
         all investments in which there is
         an excess of value over tax cost                        $118,894,930

         Aggregate gross unrealized loss for
         all investments in which there is
         an excess of tax cost over value                        (10,365,294)
                                                                 ------------
         Net unrealized gain                                     $108,529,636
                                                                 ============

(b) Distributions of investments by country of issue (excluding temporary cash investments), as a percentage of total investment in securities, is as follows:

         United Kingdom                                                     22.8%
         Japan                                                              22.4
         France                                                              9.9
         Germany                                                             8.6
         Switzerland                                                         6.1
         Australia                                                           4.1
         Brazil                                                              3.2
         Netherlands                                                         2.7
         Belgium                                                             1.9
         Russia                                                              1.8
         Singapore                                                           1.8
         United States                                                       1.7
         Sweden                                                              1.6
         Italy                                                               1.5
         South Korea                                                         1.5
         Norway                                                              1.3
         People's Republic of China                                          1.2
         Mexico                                                              1.1
         Other (individually less than 1%)                                   4.8
                                                                           -----
                                                                           100.0%
                                                                           =====


 The accompanying notes are an integral part of these financial statements.   25

Pioneer International Equity Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/07 (unaudited)                        (continued)
--------------------------------------------------------------------------------

(c)      At September 30, 2007, the following securities were out on loan:

         Shares    Security                                                Value
         10,000    Statoil ASA*                                       $  340,459
         70,874    Companhia Vale do Rio Doce (A.D.R.)                 2,016,365
         22,577    Freeport-McMoRan Copper & Gold, Inc. (Class B)      2,368,101
         33,300    TomTom NV*                                          2,587,439
                                                                      ----------
                   Total                                              $7,312,364
                                                                      ==========

Purchases and sales of securities (excluding temporary cash investments) for the six months ended September 30, 2007 aggregated $82,140,750 and $88,394,232, respectively.


26 The accompanying notes are an integral part of these financial statements.

Pioneer International Equity Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 9/30/07 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (including securities loaned of
    $7,312,364, cost $483,281,997)                              $592,279,732
  Foreign currencies, at value (cost $82,003)                         89,101
  Receivables -
    Fund shares sold                                                 785,655
    Dividends, interest and foreign taxes withheld                 1,941,728
    Due from Pioneer Investment Management, Inc.                     190,668
  Other                                                               49,843
                                                                ------------
     Total assets                                               $595,336,727
                                                                ------------
LIABILITIES:
  Payables -
    Fund shares repurchased                                     $  1,363,097
    Upon return of securities loaned                               9,208,312
  Due to bank                                                         77,052
  Due to affiliates                                                   84,485
  Accrued expenses                                                   537,446
                                                                ------------
     Total liabilities                                          $ 11,270,392
                                                                ------------
NET ASSETS:
  Paid-in capital                                               $468,694,647
  Undistributed net investment income                              2,469,150
  Accumulated net realized gain on investments and foreign
    currency transactions                                          3,848,318
  Net unrealized gain on investments                             108,997,735
  Net unrealized gain on forward foreign currency contracts
    and other assets and liabilities denominated in foreign
    currencies                                                       564,485
                                                                ------------
     Total net assets                                           $584,066,335
                                                                ============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $105,618,044/3,865,900 shares)              $      27.32
                                                                ============
  Class B (based on $23,018,061/937,408 shares)                 $      24.56
                                                                ============
  Class C (based on $16,101,519/665,490 shares)                 $      24.20
                                                                ============
  Class Y (based on $439,328,711/15,923,639 shares)             $      27.59
                                                                ============
MAXIMUM OFFERING PRICE:
  Class A ($27.32 [divided by] 94.25%)                          $      28.99
                                                                ============


 The accompanying notes are an integral part of these financial statements.   27

Pioneer International Equity Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 9/30/07

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $567,546)       $ 4,124,936
  Interest                                                         94,209
  Income from securities loaned, net                              151,417
                                                              -----------
     Total investment income                                                   $ 4,370,562
                                                                               -----------
EXPENSES:
  Management fees                                             $ 1,060,667
  Transfer agent fees and expenses
   Class A                                                        112,897
   Class B                                                         37,481
   Class C                                                         25,608
   Class Y                                                          1,235
  Distribution fees
   Class A                                                         78,229
   Class B                                                         89,317
   Class C                                                         67,027
  Administrative reimbursements                                    28,126
  Custodian fees                                                  526,051
  Registration fees                                                19,598
  Professional fees                                                24,504
  Printing expense                                                 20,526
  Fees and expenses of nonaffiliated trustees                       4,594
  Miscellaneous                                                    12,083
                                                              -----------
     Total expenses                                                            $ 2,107,943
     Less management fees waived and expenses
       reimbursed by Pioneer Investment Management, Inc.                          (195,756)
     Less fees paid indirectly                                                      (7,956)
                                                                               -----------
     Net expenses                                                              $ 1,904,231
                                                                               -----------
       Net investment income                                                   $ 2,466,331
                                                                               -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain on:
   Investments                                                $ 4,202,435
   Forward foreign currency contracts and other assets and
     liabilities denominated in foreign currencies                114,819      $ 4,317,254
                                                              -----------      -----------
  Change in net unrealized gain on:
   Investments                                                $22,587,772
   Forward foreign currency contracts and other assets and
     liabilities denominated in foreign currencies                 48,474      $22,636,246
                                                              -----------      -----------
  Net gain on investments and foreign currency transactions                    $26,953,500
                                                                               -----------
  Net increase in net assets resulting from operations                         $29,419,831
                                                                               ===========


28  The accompanying notes are an integral part of these financial statements.

Pioneer International Equity Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 9/30/07 and the Year Ended 3/31/07, respectively

                                                            Six Months
                                                              Ended
                                                             9/30/07          Year Ended
                                                           (unaudited)         3/31/07
FROM OPERATIONS:
Net investment income                                     $   2,466,331     $   2,060,345
Net realized gain on investments and foreign currency
  transactions                                                4,317,254        20,923,952
Change in net unrealized gain on investments and
  foreign currency transactions                              22,636,246         6,230,092
                                                          -------------     -------------
    Net increase in net assets resulting from
     operations                                           $  29,419,831     $  29,214,389
                                                          -------------     -------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.01 and $0.20 per share, respectively)     $     (17,195)    $    (398,514)
    Class C ($0.00 and $0.04 per share, respectively)                 -           (20,208)
    Class Y ($0.04 and $0.31 per share, respectively)     $    (201,827)    $  (1,730,062)
Net realized gain:
    Class A ($1.60 and $1.90 per share, respectively)        (3,446,769)       (3,058,577)
    Class B ($1.60 and $1.90 per share, respectively)        (1,017,435)       (1,202,694)
    Class C ($1.60 and $1.90 per share, respectively)          (819,419)         (855,908)
    Investor Class ($0.00 and $1.90 per share,
     respectively)                                                    -          (516,360)
    Class Y ($1.60 and $1.90 per share, respectively)        (8,299,233)       (9,335,866)
                                                          -------------     -------------
     Total distributions to shareowners                   $ (13,801,878)    $ (17,118,189)
                                                          -------------     -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                          $  21,786,248     $  71,377,103
Shares issued in reorganization                             334,635,383                 -
Reinvestment of distributions                                13,494,070        16,765,516
Cost of shares repurchased                                  (27,608,323)      (44,826,507)
Redemption Fees                                                       -             2,071
                                                          -------------     -------------
    Net increase in net assets resulting from
     Fund share transactions                              $ 342,307,378     $  43,318,183
                                                          -------------     -------------
    Net increase in net assets                            $ 357,904,331     $  55,414,383
NET ASSETS:
Beginning of period                                         226,141,004       170,726,621
                                                          -------------     -------------
End of period                                             $ 584,066,335     $ 226,141,004
                                                          =============     =============
Undistributed net investment income                       $   2,448,150     $     221,841
                                                          =============     =============


 The accompanying notes are an integral part of these financial statements.   29

Pioneer International Equity Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                (continued)
--------------------------------------------------------------------------------

                                  '07 Shares      '07 Amount      '07 Shares     '07 Amount
                                  (unaudited)     (unaudited)
CLASS A
Shares sold                          278,518    $   7,719,319       704,237    $  18,151,605
Reinvestment of distributions        127,328        3,341,145       131,432        3,337,807
Shares issued in
  reorganization                   1,624,117       43,298,972             -                -
Conversion from Investor
  class shares                             -                -       291,397        7,468,508
Less shares repurchased             (373,182)     (10,096,474)     (455,220)     (11,551,490)
                                   ---------    -------------      --------    -------------
    Net increase                   1,656,781    $  44,262,962       671,846    $  17,406,430
                                   =========    =============      ========    =============
CLASS B
Shares sold                           66,836    $   1,683,323       236,341    $   5,549,657
Reinvestment of distributions         39,179          924,663        47,217        1,081,751
Shares issued in
  reorganization                     288,840        6,923,491             -                -
Less shares repurchased             (176,602)      (4,351,798)     (233,927)      (5,382,723)
                                   ---------    -------------      --------    -------------
    Net increase                     218,253    $   5,179,679        49,631    $   1,248,685
                                   =========    =============      ========    =============
CLASS C
Shares sold                           73,288    $   1,819,111       232,936    $   5,420,498
Reinvestment of distributions         33,395          776,459        36,775          833,112
Shares issued in
  reorganization                     142,096        3,356,301             -                -
Less shares repurchased             (119,281)      (2,894,064)     (149,329)      (3,394,178)
                                   ---------    -------------      --------    -------------
    Net increase                     129,498    $   3,057,807       120,382    $   2,859,432
                                   =========    =============      ========    =============
INVESTOR CLASS
Reinvestment of distributions              -    $           -        19,657    $     500,105
Conversion to Class A shares               -                -      (290,089)      (7,468,508)
Less shares repurchased                    -                -       (32,782)        (831,736)
                                   ---------    -------------      --------    -------------
    Net decrease                           -    $           -      (303,214)   $  (7,800,139)
                                   =========    =============      ========    =============
CLASS Y
Shares sold                          382,405    $  10,564,495     1,640,015    $  42,257,414
Reinvestment of distributions        318,816        8,451,803       428,922       11,012,741
Shares issued in
  reorganization                  10,436,562      281,056,619             -                -
Less shares repurchased             (376,117)     (10,265,987)     (907,633)     (23,666,380)
                                  ----------    -------------     ---------    -------------
    Net increase                  10,761,666    $ 289,806,930     1,161,304    $  29,603,775
                                  ==========    =============     =========    =============


30  The accompanying notes are an integral part of these financial statements.

Pioneer International Equity Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                         Six Months
                                                        Ended 9/30/07   Year Ended  Year Ended  Year Ended  Year Ended  Year Ended
                                                         (unaudited)      3/31/07     3/31/06     3/31/05     3/31/04     3/31/03
CLASS A
Net asset value, beginning of period                      $  26.46        $24.90      $ 20.72     $ 17.55     $ 11.64     $ 15.94
                                                          --------        ------      -------     -------     -------     -------
Increase (decrease) from investment operations:
 Net investment income                                    $   0.14       $  0.17      $  0.18     $  0.09     $  0.10     $  0.05
 Net realized and unrealized gain (loss) on investments
  and foreign currency transactions                           2.33          3.49         4.67        3.08        5.81       (4.35)
                                                          --------        ------      -------     -------     -------     -------
  Net increase (decrease) from investment operations      $   2.47       $  3.66      $  4.85     $  3.17     $  5.91     $ (4.30)
Distributions to shareowners:
 Net investment income                                       (0.01)        (0.20)       (0.01)          -           -           -
 Net realized gain                                           (1.60)        (1.90)       (0.67)          -           -           -
                                                          --------        ------      -------     -------     -------     -------
Total distributions                                       $  (1.61)      $ (2.10)     $ (0.68)    $     -     $     -     $     -
                                                          --------        ------      -------     -------     -------     -------
Redemption fees                                           $      -       $     -(a)   $  0.01     $     -     $     -     $     -
                                                          --------        ------      -------     -------     -------     -------
Net increase (decrease) in net asset value                $   0.86       $  1.56      $  4.18     $  3.17     $  5.91     $ (4.30)
                                                          --------        ------      -------     -------     -------     -------
Net asset value, end of period                            $  27.32       $ 26.46      $ 24.90     $ 20.72     $ 17.55     $ 11.64
                                                          ========        ======      =======     =======     =======     =======
Total return*                                                 9.59%        15.11%       23.93%      18.06%      50.77%     (26.98)%
Ratio of net expenses to average net assets+                  1.60%**       1.62%        1.60%       1.65%       1.75%       1.76%
Ratio of net investment income to average
 net assets+                                                  1.74%**       0.81%        0.91%       0.52%       0.67%       0.30%
Portfolio turnover rate                                         59%**         94%         117%        124%        169%         45%
Net assets, end of period (in thousands)                  $105,597       $58,458      $38,277     $27,906     $18,345     $11,578
Ratios with no waiver of management fees and assumption
 of expenses by PIM and no reduction for fees paid
 indirectly:
 Net expenses                                                 1.85%**       1.77%        2.08%       2.57%       2.80%       2.94%
 Net investment income                                        1.57%**       0.66%        0.43%      (0.40)%     (0.38)%     (0.88)%
Ratios with waiver of management fees and assumption
 of expenses by PIM and reduction for fees paid
 indirectly:
 Net expenses                                                 1.62%**       1.60%        1.60%       1.65%       1.75%       1.75%
 Net investment income                                        1.75%**       0.83%        0.91%       0.52%       0.67%       0.31%

(a) Amount rounds to less than $0.01 per share
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+   Ratios with no reduction for fees paid indirectly.
**  Annualized

   The accompanying notes are an integral part of these financial statements.

Pioneer International Equity Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                          Six Months
                                                         Ended 9/30/07  Year Ended  Year Ended  Year Ended  Year Ended  Year Ended
                                                          (unaudited)     3/31/07     3/31/06     3/31/05     3/31/04     3/31/03
CLASS B
Net asset value, beginning of period                        $ 24.03       $ 22.82     $ 19.20     $ 16.41     $ 10.99     $ 15.19
                                                            -------       -------     -------     -------     -------     -------
Increase (decrease) from investment operations:
 Net investment income (loss)                               $  0.09       $ (0.01)    $  0.01     $ (0.06)    $ (0.03)    $ (0.09)
 Net realized and unrealized gain (loss) on investments
  and foreign currency transactions                            2.04          3.12        4.27        2.85        5.45       (4.11)
                                                            -------       -------     -------     -------     -------     -------
  Net increase (decrease) from investment operations        $  2.13       $  3.11     $  4.28     $  2.79     $  5.42     $ (4.20)
Distributions to shareowners:
 Net realized gain                                            (1.60)        (1.90)      (0.67)          -           -           -
Redemption fees                                                   -             -(a)     0.01           -           -           -
                                                            -------       -------     -------     -------     -------     -------
Net increase (decrease) in net asset value                  $  0.53       $  1.21     $  3.62     $  2.79     $  5.42     $ (4.20)
                                                            -------       -------     -------     -------     -------     -------
Net asset value, end of period                              $ 24.56       $ 24.03     $ 22.82     $ 19.20     $ 16.41     $ 10.99
                                                            =======       =======     =======     =======     =======     =======
Total return*                                                  9.15%        14.04%      22.85%      17.00%      49.32%     (27.65)%
Ratio of net expenses to average net assets+                   2.50%**       2.52%       2.50%       2.54%       2.66%       2.59%
Ratio of net investment income (loss) to average
 net assets+                                                   0.91%**      (0.03)%      0.05%      (0.37)%     (0.23)%     (0.54)%
Portfolio turnover rate                                          59%**         94%        117%        124%        169%         45%
Net assets, end of period (in thousands)                    $23,018       $17,284     $15,278     $12,632     $ 8,575     $ 5,573
Ratios with no waiver of management fees and assumption
 of expenses by PIM and no reduction for fees paid
 indirectly:                                                                             2.91%       3.42%       3.70%       3.78%
 Net expenses                                                  2.62%**       2.56%      (0.36)%     (1.25)%     (1.27)%     (1.73)%
 Net investment income (loss)                                  0.79%**      (0.07)%
Ratios with waiver of management fees and assumption
 of expenses by PIM and  reduction for fees paid                                         2.50%       2.53%       2.65%       2.59%
 indirectly:                                                                             0.05%      (0.36)%     (0.22)%     (0.54)%
 Net expenses                                                  2.48%**       2.50%
 Net investment income (loss)                                  0.93%**      (0.01)%

(a) Amount rounds to less than $0.01 per share
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+   Ratios with no reduction for fees paid indirectly.
**  Annualized

   The accompanying notes are an integral part of these financial statements.

Pioneer International Equity Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                          Six Months
                                                         Ended 9/30/07  Year Ended  Year Ended  Year Ended  Year Ended  Year Ended
                                                          (unaudited)     3/31/07     3/31/06     3/31/05     3/31/04     3/31/03
CLASS C
Net asset value, beginning of period                        $ 23.70       $ 22.56    $  18.99     $ 16.21     $ 10.89     $ 15.10
                                                            -------       -------    --------     -------     -------     -------
Increase (decrease) from investment operations:
 Net investment income (loss)                               $  0.09       $ (0.02)   $      -(a)  $ (0.04)    $ (0.07)    $ (0.04)
 Net realized and unrealized gain (loss) on investments
  and foreign currency transactions                            2.01          3.10        4.23        2.82        5.39       (4.17)
                                                            -------       -------    --------     -------     -------     -------
  Net increase (decrease) from investment operations        $  2.10       $  3.08    $   4.23     $  2.78     $  5.32     $ (4.21)
Distributions to shareowners:
 Net investment income                                            -         (0.04)          -           -           -           -
 Net realized gain                                            (1.60)        (1.90)      (0.67)          -           -           -
Redemption fees                                                   -             -(a)     0.01           -           -           -
                                                            -------       -------    --------     -------     -------     -------
Net increase (decrease) in net asset value                  $  0.50       $  1.14    $   3.57     $  2.78     $  5.32     $ (4.21)
                                                            -------       -------    --------     -------     -------     -------
Net asset value, end of period                              $ 24.20       $ 23.70    $  22.56     $ 18.99     $ 16.21     $ 10.89
                                                            =======       =======    ========     =======     =======     =======
Total return*                                                  9.15%        14.08%      22.84%      17.15%      48.85%     (27.88)%
Ratio of net expenses to average net assets+                   2.46%**       2.52%       2.50%       2.45%       3.02%       2.98%
Ratio of net investment income (loss) to average
 net assets+                                                   0.90%**      (0.06)%      0.02%      (0.26)%     (0.64)%     (0.93)%
Portfolio turnover rate                                          59%**         94%        117%        124%        169%         45%
Net assets, end of period (in thousands)                    $16,102       $12,705    $  9,375     $ 6,925     $ 3,652     $ 1,788
Ratios with no waiver of management fees and assumption
 of expenses by PIM and no reduction for fees paid
 indirectly:                                                                             2.80%       3.30%       4.03%       4.15%
 Net expenses                                                  2.57%**       2.52%      (0.28)%     (1.11)%     (1.65)%     (2.10)%
 Net investment income (loss)                                  0.79%**      (0.06)%
Ratios with waiver of management fees and assumption
 of expenses by PIM and reduction for fees paid                                          2.50%       2.44%       3.02%       2.97%
 indirectly:                                                                             0.02%      (0.25)%     (0.64)%     (0.92)%
 Net expenses                                                  2.45%**       2.50%
 Net investment income (loss)                                  0.91%**      (0.04)%

(a) Amount rounds to less than $0.01 per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+   Ratios with no reduction for fees paid indirectly.
**  Annualized

   The accompanying notes are an integral part of these financial statements.

Pioneer International Equity Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                Six Months
                                                               Ended 9/30/07    Year Ended   Year Ended  8/11/04 (a) to
                                                                (unaudited)       3/31/07      3/31/06      3/31/05
CLASS Y
Net asset value, beginning of period                              $ 26.67        $  25.05     $  20.83      $ 17.40
                                                                  -------        --------     --------      -------
Increase from investment operations:
 Net investment income                                            $  0.12        $   0.27     $   0.15      $  0.06
 Net realized and unrealized gain on investments and
  foreign currency transactions                                      2.44            3.56         4.87         3.37
                                                                  -------        --------     --------      -------
  Net increase from investment operations                         $  2.56        $   3.83     $   5.02      $  3.43
Distributions to shareowners:
 Net investment income                                              (0.04)          (0.31)       (0.13)           -
 Net realized gain                                                  (1.60)          (1.90)       (0.67)           -
                                                                  -------        --------     --------      -------
Net increase in net asset value                                   $  0.92        $   1.62     $   4.22      $  3.43
                                                                  -------        --------     --------      -------
Net asset value, end of period                                    $ 27.59        $  26.67     $  25.05      $ 20.83
                                                                  =======        ========     ========      =======
Total return*                                                        9.86%          15.72%       24.65%       19.71%
Ratio of net expenses to average net assets+                         1.30%**         1.04%        1.06%        0.87%**
Ratio of net investment income to average net assets+                2.25%**         1.32%        1.09%        1.20%**
Portfolio turnover rate                                                59%**           94%         117%         124%
Net assets, end of period (in thousands)                          $439,329       $137,695     $100,225      $12,627
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                        1.43%**         1.04%        1.21%        1.56%**
 Net investment income                                               2.12%**         1.32%        0.94%        0.51%**
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                        1.30%**         1.04%        1.06%        0.87%**
 Net investment income                                               2.25%**         1.32%        1.09%        1.20%**

(a) Class Y shares were first publicly offered on August 11, 2004.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer International Equity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/07 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies
Pioneer International Equity Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek long-term capital growth.

The Fund offers four classes of shares - Class A, Class B, Class C, and Class Y shares. Class Y shares were first publicly offered on August 11, 2004. Each class of shares represent an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively. There is no distribution plan for Class Y shares.

The Fund's investments in emerging markets or countries with limited or developing markets may subject the Fund to a greater degree of risk than investments in a developed market. Risks associated with these developing markets include political, social or economic factors and may affect the price of the Fund's investments and income generated by these investments, as well as the Fund's ability to repatriate such amounts. Information regarding the Fund's principal investment risks is contained in the Fund's prospectus(es). Please refer to those documents when considering the Fund's risks.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

Pioneer International Equity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/07 (unaudited)                   (continued)
--------------------------------------------------------------------------------

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
    (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. The Fund invests primarily in securities of non-U.S. issuers. The principal exchanges and markets for such securities have closing times prior to the close of the NYSE. However, the value of these securities may be influenced by changes in global markets occurring after the closing times of the local exchanges and markets up to the time the Fund determines its net asset value. Consequently, the Board of Trustees of the Fund has determined that the use of daily fair valuations as provided by a pricing service is appropriate for the Fund. The Fund may also take into consideration other significant events in determining the fair value of these securities. Thus, the Fund's securities valuations may differ from prices reported by the various local exchanges and markets. Temporary cash investments are valued at cost which approximates market value.

    Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

Pioneer International Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

B.  Foreign Currency Translation

    The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

    Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C.  Forward Foreign Currency Contracts

    The Fund enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 6).

D.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    In addition to the requirements of the Internal Revenue Code, the Fund may also be required to pay local taxes on the repatriation of certain foreign currencies and/or net realized capital gains in

Pioneer International Equity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/07 (unaudited)                   (continued)
--------------------------------------------------------------------------------

    certain countries. During the six months ended September 30, 2007, the Fund paid no such taxes.

    In determining daily net asset value, the Fund estimates the reserve for such taxes, if any, associated with investments in certain countries. The estimated reserve for capital gains taxes, if any, is based on the net unrealized appreciation of certain portfolio securities, the holding periods of such securities and the related tax rates, tax loss carryforward (if applicable) and other such factors. As of September 30, 2007, the Fund did not have a reserve related to capital gains.

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

    The tax character of current year distributions payable will be determined at the end of the current fiscal year. The tax character of distributions paid during the year ended March 31, 2007 was as follows:

--------------------------------------------------------------------------------
                                                                       2007
--------------------------------------------------------------------------------
  Distributions paid from:
  Ordinary income                                                  $ 8,912,767
  Long-term capital gain                                             8,205,422
                                                                   -----------
    Total                                                          $17,118,189
                                                                   ===========
--------------------------------------------------------------------------------

    The following shows the components of distributable earnings on a federal income tax basis at March 31, 2007.

--------------------------------------------------------------------------------
                                                                        2007
--------------------------------------------------------------------------------
  Undistributed ordinary income                                    $ 3,117,333
  Undistributed long-term gain                                      10,683,363
  Unrealized appreciation                                           30,605,500
                                                                   -----------
    Total                                                          $44,406,196
                                                                   ===========
--------------------------------------------------------------------------------

Pioneer International Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales and mark to market on forward foreign currency contracts.

E.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributors, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A (UniCredito Italiano) earned $15,019 in underwriting commissions on the sale of Class A shares during the six months ended September 30, 2007.

F.  Class Allocations

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 4). Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C and Class Y shares can bear different transfer agent and distribution fees.

G.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser,

Pioneer International Equity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/07 (unaudited)                   (continued)
--------------------------------------------------------------------------------

    Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

H.  Security Lending

    The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of collateral will be adjusted daily to reflect any price fluctuation in the value of loaned securities. The Fund has the right under the lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is sponsored by Brown Brothers Harriman & Co., the Fund's custodian.

2.  Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.85% of the Fund's average daily net assets up to $500 million and 0.75% of the excess over $500 million. For the six months ended September 30, 2007, the net management fee was equivalent to 0.85% of average net assets.

PIM had agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 1.60%, 2.50%, and 2.50% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. As of September 21, 2007, PIM has agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 1.45%, 2.35%, and 2.35% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. Class Y shares do not have an expense limitation. These expense limitations are in effect through August 1, 2010 for Class A shares and through August 1, 2008 for Class B and Class C shares.

Pioneer International Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At September 30, 2007, $41,109 was payable to PIM related to management fees, administrative costs and certain other services and is included in due to affiliates.

3.  Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $31,914 in transfer agent fees payable to PIMSS at September 30, 2007.

4.  Distribution Plan

The Fund adopted a Plan of Distribution with respect to Class A, Class B and Class C shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $11,462 in distribution fees payable to PFD at September 30, 2007.

In addition, redemptions of each class of shares (except Class Y) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSC are paid to PFD. For the six months ended September 30, 2007, CDSCs of $12,308 paid to PFD.

Pioneer International Equity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/07 (unaudited)                   (continued)
--------------------------------------------------------------------------------

5.  Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended September 30, 2007, the Fund's expenses were reduced by $7,956 under such arrangements.

6.  Forward Foreign Currency Contracts

At September 30, 2007, the Fund had entered into various contracts that obligate the Fund to deliver currencies at specified future dates. At the maturity of a contract, the Fund must make delivery of the foreign currency. Alternatively, prior to the settlement date of a portfolio hedge, the Fund may close out such contracts by entering into an offsetting hedge contract. At September 30, 2007 the Fund had no outstanding portfolio or settlement hedges.

7.  Line of Credit Facility

The Fund, along with certain other Funds in the Pioneer Family of Funds (the "Funds"), collectively participate in a $200 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $200 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the six months ended September 30, 2007, the Fund had no borrowings under this agreement.

8.  Merger Information

On September 18, 2007, beneficial owners of Pioneer International Core Equity Fund approved a proposed Agreement and Plan of Reorganization that provided for the merger listed below. This tax-free reorganization was accomplished on September 21, 2007 ("Closing Date"), by exchanging all of Pioneer International Core Equity Fund's net assets in Class A, Class B, Class C and Class Y for Pioneer International Equity Fund's shares, based on Pioneer International Equity Fund's Class A, Class B, Class C and Class Y shares' ending net asset value, respectively. The following charts show the details of the reorganization as of that Closing Date:

Pioneer International Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
                    Pioneer International  Pioneer International Core   Pioneer International
                         Equity Fund               Equity Fund               Equity Fund
                    (Pre-Reorganization)      (Pre-Reorganization)      (Post-Reorganization)
----------------------------------------------------------------------------------------------
 Net Assets
 Class A                $  60,970,667             $  43,298,972             $ 104,269,639
 Class B                $  15,902,972             $   6,923,491             $  22,826,463
 Class C                $  12,703,883             $   3,356,301             $  16,060,184
 Class Y                $ 148,302,270             $ 281,056,619             $ 429,358,889
 Total Net
  Assets                $ 237,879,792             $ 334,635,383             $ 572,515,175
 Shares
  Outstanding
 Class A                    2,287,079                 4,138,176                 3,911,196
 Class B                      663,477                   697,853                   952,317
 Class C                      537,919                   337,272                   680,015
 Class Y                    5,506,598                26,712,213                15,943,160
 Shares
  Issued in
  Reorganization
 Class A                                                                        1,624,117
 Class B                                                                          288,840
 Class C                                                                          142,096
 Class Y                                                                       10,436,562
----------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                Unrealized       Accumulated
                                             Appreciation On       Gain On
                                               Closing Date      Closing Date
--------------------------------------------------------------------------------
  Pioneer International Core
   Equity Fund                                 $55,347,539       $88,726,826
                                               ===========       ===========
--------------------------------------------------------------------------------

9.  New Pronouncements

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Pioneer International Equity Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

     Trustees                                 Officers
     John F. Cogan, Jr., Chairman             John F. Cogan, Jr., President
     David R. Bock                            Daniel K. Kingsbury, Executive
     Mary K. Bush                               Vice President
     Margaret B.W. Graham                     Vincent Nave, Treasurer
     Daniel K. Kingsbury                      Dorothy E. Bourassa, Secretary
     Thomas J. Perna
     Marguerite A. Piret
     Stephen K. West
     John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site:                                   www.pioneerinvestments.com

Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer International Equity Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 29, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 29, 2007


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date November 29, 2007

* Print the name and title of each signing officer under his or her signature.